Related party transactions - Key Management Renumeration (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Related party transactions [abstract]
Short-term employee benefits (salaries)	$ 2,663	$ 6,626
Share-based compensation	9,278	12,013
Total	$ 11,941	$ 18,639